Business Combinations (Details) - Schedule of pro forma financial information - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Schedule of pro forma financial information [Abstract]
Combined revenue	$ 8,122	$ 17,101
Combined net loss before income taxes	$ (22,152)	$ (34,741)